SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 HKD ($)	Jun. 30, 2020 JPY (¥)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 SGD ($)	Dec. 31, 2019 CNY (¥)
RMB
Foreign currency translation and foreign currency risks
Cash and restricted cash | ¥	¥ 2,693,980						¥ 2,119,758
USD
Foreign currency translation and foreign currency risks
Cash and restricted cash	5,128,567	$ 724,425
HKD
Foreign currency translation and foreign currency risks
Cash and restricted cash	192,641		$ 210,906
JPY
Foreign currency translation and foreign currency risks
Cash and restricted cash	2,034			¥ 30,909
EUR
Foreign currency translation and foreign currency risks
Cash and restricted cash	1,166				€ 146
SGD
Foreign currency translation and foreign currency risks
Cash and restricted cash	8,155					$ 1,605
PRC | RMB
Foreign currency translation and foreign currency risks
Cash and restricted cash | ¥	2,657,679
PRC | USD
Foreign currency translation and foreign currency risks
Cash and restricted cash		71,653
Hong Kong SAR | RMB
Foreign currency translation and foreign currency risks
Cash and restricted cash | ¥	¥ 36,301
Hong Kong SAR | USD
Foreign currency translation and foreign currency risks
Cash and restricted cash		17,641
Hong Kong SAR | HKD
Foreign currency translation and foreign currency risks
Cash and restricted cash			$ 210,906
Hong Kong SAR | JPY
Foreign currency translation and foreign currency risks
Cash and restricted cash | ¥				¥ 30,909
Hong Kong SAR | EUR
Foreign currency translation and foreign currency risks
Cash and restricted cash | €					€ 146
US | USD
Foreign currency translation and foreign currency risks
Cash and restricted cash		630,873
Singapore | USD
Foreign currency translation and foreign currency risks
Cash and restricted cash		$ 4,258
Singapore | SGD
Foreign currency translation and foreign currency risks
Cash and restricted cash						$ 1,605